Equity	12 Months Ended
Sep. 27, 2013
Equity [Abstract]
Equity
Equity
Preference Shares—Covidien has authorized 125,000,000 preference shares, par value of $0.20 per share, none of which were issued at September 27, 2013 or September 28, 2012. Rights as to dividends, return of capital, redemption, conversion, voting and otherwise with respect to the preference shares may be determined by Covidien’s board of directors on or before the time of issuance. In the event of the liquidation of the Company, the holders of any preference shares then outstanding would be entitled to payment to them of the amount for which the preference shares were subscribed and any unpaid dividends prior to any payment to the ordinary shareholders.
Share Repurchases—On March 21, 2013, the Company’s board of directors authorized a program to purchase up to $3.0 billion of its ordinary shares from time to time, based on market conditions to allow management to return excess cash to enhance shareholder value.
On August 11, 2011, the Company’s board of directors authorized a program to purchase up to $2.0 billion of the Company’s ordinary shares to allow management to return excess cash to enhance shareholder value. On March 16, 2010, the Company’s board of directors authorized programs to purchase up to $1.0 billion of the Company’s ordinary shares, primarily to offset dilution related to equity compensation plans. Both of these plans have been completed.
The following table presents the number of shares and dollar amount of repurchases made under each of the Company’s repurchase programs by fiscal year and the amount available for repurchase as of September 27, 2013:

(In Millions)	2013 Share Repurchase Program		2011 Share Repurchase Program		2010 Share Repurchase Program
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
Authorized repurchase amount		$3,000		$2,000		$1,000
Repurchases:
Fiscal 2013	13.2	823	14.0	877	—	—
Fiscal 2012	—	—	16.8	923	—	—
Fiscal 2011	—	—	4.0	200	14.9	750
Fiscal 2010	—	—	—	—	6.6	250
Remaining amount available		$2,177		$—		$—

The Company also repurchases shares from certain employees in order to satisfy employee tax withholding requirements in connection with the vesting of restricted shares. In addition, the Company repurchases shares to settle certain option exercises. The Company spent $10 million, $9 million and $5 million to acquire shares in connection with equity-based awards in fiscal 2013, 2012 and 2011, respectively.

Dividends—Covidien paid cash dividends totaling $487 million, $434 million and $396 million in fiscal 2013, 2012 and 2011, respectively. On September 18, 2013, the board of directors declared a quarterly cash dividend of $0.32 per share to shareholders of record on October 10, 2013. The dividend, totaling $145 million, was paid on November 5, 2013.
Treasury Shares—During fiscal 2013, the Company canceled 40 million ordinary shares that were previously held as treasury shares.